Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Kayne Anderson Renewable Infrastructure Fund
Class Name	Class I
Trading Symbol	KARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.kaynefunds.com/karix. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
Additional Information Phone Number	1-844-95-KAYNE (1-844-955-2963)
Additional Information Website	www.kaynefunds.com/karix
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed both the S&P Global Infrastructure Index, and the S&P Global BMI Index, in 2024 amid another difficult year for the clean energy sector. The combination of higher-for-longer interest rates, continued sector-specific supply chain challenges, limited investor demand for defensive investment exposure, outflows from ESG funds and strategies, and the “red sweep” U.S. election outcome all contributed to clean energy sector woes during the year, relative to other infrastructure and broad market sectors.

Compared to other infrastructure strategies focused on renewables or clean energy (many of which produced deeply negative returns for 2024), the Fund performed well. Top contributors were investments we made in certain power generators, utilities and industrials that have significant exposure to a step-change in U.S. electricity demand, from a combination of  (1) A.I. / data center deployment,(2) a manufacturing re-shoring in the United States and(3) ongoing electrification of industry.

Top Contributors
↑	Siemens Energy AG (ENR)
↑	GE Vernova Inc. (GEV )
↑	NextEra Energy, Inc. (NEE )
↑	Constellation Energy Corporation (CEG )

Top Detractors
↓	RWE AG (RWE)
↓	ERG S.p.A. (ERG)
↓	EDP Renovaveis SA (EDPR)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/23/2020)
Class I (without sales charge)	5.54	1.25
S&P 500 TR	25.02	16.17
S&P Global BMI (US Dollar - HEDGED) NTR	20.02	13.21
S&P Global Infrastructure Index HEDGED Net TR (USD)	19.14	11.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 08, 2025
Updated Performance Information Location [Text Block]	Visit www.kaynefunds.com/karix for more recent performance information. Visit www.kaynefunds.com/karix for more recent performance information.
Net Assets	$ 20,163,874
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,163,874
Number of Holdings	30
Net Advisory Fee (Reimbursement)	$0
Portfolio Turnover	186%

Holdings [Text Block]

Industry(% of net assets)
Green Utilities	50.8%
Other	19.9%
Renewable Power Companies	14.1%
Wind & Solar Yield Companies	3.4%
Renewable Energy Developers	2.9%
Cash & Other Receivables	8.9%

Top 10 Issuers(% of net assets)
First American Treasury Obligations Fund, Class X	8.7%
PG&E Corporation	7.4%
Xcel Energy, Inc.	6.4%
National Grid PLC	5.7%
Public Service Enterprise Group, Inc.	5.4%
Iberdrola SA	5.3%
Drax Group PLC	5.2%
Entergy Corp.	4.8%
Enel SpA	4.1%
Siemens Energy AG	3.9%

Top Ten Countries(% of net assets)
United States	61.3%
United Kingdom	13.8%
Spain	7.4%
Italy	6.0%
Canada	4.9%
Germany	3.9%
India	2.5%
Cash & Other	0.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
On January 8, 2025, the Board of Trustees of Series Portfolios Trust (the “Trust”), approved a Plan of Liquidation (the “Plan of Liquidation”) to liquidate the Kayne Anderson Renewable Infrastructure Fund (the “Fund”).   The Trust has determined it is in the best interest of the Fund and its shareholders to liquidate the Fund.   Pursuant to the Plan of Liquidation the Fund liquidated on January 31, 2025.

Updated Prospectus Web Address	www.kaynefunds.com/karix
Retail Class
Shareholder Report [Line Items]
Fund Name	Kayne Anderson Renewable Infrastructure Fund
Class Name	Retail Class
Trading Symbol	KARRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kayne Anderson Renewable Infrastructure Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.kaynefunds.com/karrx. You can also request this information by contacting us at 1-844-95-KAYNE (1-844-955-2963).
Additional Information Phone Number	1-844-95-KAYNE (1-844-955-2963)
Additional Information Website	www.kaynefunds.com/karrx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$129	1.27%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed both the S&P Global Infrastructure Index, and the S&P Global BMI Index, in 2024 amid another difficult year for the clean energy sector. The combination of higher-for-longer interest rates, continued sector-specific supply chain challenges, limited investor demand for defensive investment exposure, outflows from ESG funds and strategies, and the “red sweep” U.S. election outcome all contributed to clean energy sector woes during the year, relative to other infrastructure and broad market sectors.

Compared to other infrastructure strategies focused on renewables or clean energy (many of which produced deeply negative returns for 2024), the Fund performed well. Top contributors were investments we made in certain power generators, utilities and industrials that have significant exposure to a step-change in U.S. electricity demand, from a combination of  (1) A.I. / data center deployment,(2) a manufacturing re-shoring in the United States and (3) ongoing electrification of industry.

Top Contributors
↑	Siemens Energy AG (ENR)
↑	GE Vernova Inc. (GEV )
↑	NextEra Energy, Inc. (NEE )
↑	Constellation Energy Corporation (CEG )

Top Detractors
↓	RWE AG (RWE)
↓	ERG S.p.A. (ERG)
↓	EDP Renovaveis SA (EDPR)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2020)
Retail Class (without sales charge)	5.23	-2.78
S&P 500 TR	25.02	14.33
S&P Global BMI (US Dollar - HEDGED) NTR	20.02	11.33
S&P Global Infrastructure Index HEDGED Net TR (USD)	19.14	10.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 08, 2025
Updated Performance Information Location [Text Block]	Visit www.kaynefunds.com/karix for more recent performance information. Visit www.kaynefunds.com/karix for more recent performance information.
Net Assets	$ 20,163,874
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$20,163,874
Number of Holdings	30
Net Advisory Fee (Reimbursement)	$0
Portfolio Turnover	186%

Holdings [Text Block]

Industry(% of net assets)
Green Utilities	50.8%
Other	19.9%
Renewable Power Companies	14.1%
Wind & Solar Yield Companies	3.4%
Renewable Energy Developers	2.9%
Cash & Other Receivables	8.9%

Top 10 Issuers(% of net assets)
First American Treasury Obligations Fund, Class X	8.7%
PG&E Corporation	7.4%
Xcel Energy, Inc.	6.4%
National Grid PLC	5.7%
Public Service Enterprise Group, Inc.	5.4%
Iberdrola SA	5.3%
Drax Group PLC	5.2%
Entergy Corp.	4.8%
Enel SpA	4.1%
Siemens Energy AG	3.9%

Top Ten Countries(% of net assets)
United States	61.3%
United Kingdom	13.8%
Spain	7.4%
Italy	6.0%
Canada	4.9%
Germany	3.9%
India	2.5%
Cash & Other	0.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
On January 8, 2025, the Board of Trustees of Series Portfolios Trust (the “Trust”), approved a Plan of Liquidation (the “Plan of Liquidation”) to liquidate the Kayne Anderson Renewable Infrastructure Fund (the “Fund”).   The Trust has determined it is in the best interest of the Fund and its shareholders to liquidate the Fund.   Pursuant to the Plan of Liquidation the Fund liquidated on January 31, 2025.

Updated Prospectus Web Address	www.kaynefunds.com/karix